Loans Payable (Secured Revolving Loans and Lines of Credit) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2016	Aug. 22, 2016	Jun. 30, 2016	Jun. 27, 2016	May 16, 2016	Apr. 29, 2016	Mar. 29, 2016	Jan. 27, 2016
Note Exchange Agreement
Line of Credit Facility [Line Items]
Outstanding balances		$ 3,608,000
Line of Credit | Secured Revolving Loan
Line of Credit Facility [Line Items]
Debt issue amount	$ 500,000
Line of Credit | Secured Revolving Line of Credit
Line of Credit Facility [Line Items]
Debt issue amount	500,000
Secured Debt | Secured Revolving Promissory Note II
Line of Credit Facility [Line Items]
Stated interest rate (as a percent)					12.00%	12.00%
Long-term debt			$ 500,000
Interest expense	9,000
Debt issue amount					$ 500,000	$ 500,000
Secured Debt | Secured Revolving Promissory Note
Line of Credit Facility [Line Items]
Interest expense	9,000,000
Secured Debt | Secured Revolving Promissory Note III
Line of Credit Facility [Line Items]
Stated interest rate (as a percent)				12.00%
Interest expense	8,000
Debt issue amount				$ 1,200,000
Amount drawn on facility			135,000
Secured Debt | Line of Credit | Secured Revolving Loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity								$ 1,500,000
Long-term debt			1,500,000
Interest expense	27,000
Secured Debt | Line of Credit | Secured Revolving Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity							$ 500,000
Long-term debt			$ 500,000
Interest expense	$ 9,000
Debt issue amount							$ 500,000
Sillerman Investment Company VI LLC | Affiliated Entity | Line of Credit | Secured Revolving Loan
Line of Credit Facility [Line Items]
Stated interest rate (as a percent)								12.00%
Sillerman Investment Company VI LLC | Affiliated Entity | Line of Credit | Secured Revolving Line of Credit
Line of Credit Facility [Line Items]
Stated interest rate (as a percent)							12.00%
Series C Preferred Stock | Note Exchange Agreement
Line of Credit Facility [Line Items]
Preferred stock, shares issued (in shares)		3,608
Conversion to stock price (in dollars per share)		$ 1,000